This is filed pursuant to Rule 497(c).
File Nos. 33-45328 and 811-06554.

















































00250117.AI5

(LOGO)(R)         ALLIANCE NORTH AMERICAN GOVERNMENT INCOME TRUST
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Arizona
Investors

    Prospective Arizona investors should note that investments by the Fund in securities denominated in currencies other than the U.S. Dollar and securities issued by foreign governments involve certain special considerations and risks which are described, in particular, on page 33 of the Prospectus.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.




































00250117.AI5

This is filed pursuant to Rule 497(c).
File Nos. 33-45328 and 811-06554.

















































00250117.AI5

(LOGO)(R)         ALLIANCE NORTH AMERICAN GOVERNMENT INCOME TRUST
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Missouri
Investors

    Prospective Missouri investors should consider the fact that the Fund intends to borrow for leveraging purposes. Borrowing by the Fund increases the costs of operations and may increase the amount of loss in the event the value of the Fund's securities decline. See page 34 of the Prospectus.

    The Fund may also engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Short-term trading activity increases the Fund's transaction costs, rate of turnover and the incidence of short-term capital gain taxable as ordinary income.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.




























00250117.AI5

This is filed pursuant to Rule 497(c).
File Nos. 33-45328 and 811-06554.

















































00250117.AI5

(LOGO)(R)         ALLIANCE NORTH AMERICAN GOVERNMENT INCOME TRUST
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Massachusetts
Investors

    Prospective Massachusetts investors should note that the Fund may borrow monies representing approximately one-third of its total assets, less liabilities, for leverage purposes, i.e., for the purpose of purchasing additional portfolio investments. Leveraging, which is usually considered to be a speculative investment technique, has advantages and disadvantages, both of which should be carefully evaluated by the investor.

    In this regard, the Fund's Adviser anticipates that the Fund's use of leverage will provide the Fund's shareholders with a potentially higher yield than if the Fund had not used leverage. Investors should note, however, the special risks associated with the use of borrowed funds to purchase investment securities, which could increase the volatility of the net asset value of the Fund's shares. Leveraging is discussed in more detail on page 34 of the Prospectus.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.

























00250117.AI5

This is filed pursuant to Rule 497(c).
File Nos. 33-45328 and 811-06554.

















































00250117.AI5

(LOGO)(R)         ALLIANCE NORTH AMERICAN GOVERNMENT INCOME TRUST
_________________________________________________________________
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Texas
Investors

    Prospective Texas investors should note that the Fund may borrow monies representing approximately one-third of its total assets, less liabilities, for leverage purposes, i.e., for the purpose of purchasing additional portfolio investments. Leveraging, which is usually considered to be a speculative investment technique, has advantages and disadvantages, both of which should be carefully evaluated by the investor.

    In this regard, while the Fund's Adviser anticipates that the Fund's use of leverage will provide the Fund's shareholders with a potentially higher yield than if the Fund had not used leverage, the Fund's use of leverage could result in a lower rate of return than if the Fund were not leveraged. Investors should note the special risks associated with the use of borrowed funds to purchase investment securities, which could increase the volatility of the net asset value of the Fund's shares. Leveraging is discussed in more detail on page 34 of the Prospectus.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.























00250117.AI5